Organization and Significant Accounting Policies - FP Land LLC (Tables) (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Organization and Significant Accounting Policies
Schedule of estimated useful lives of assets classified as improvements
Years
Grain facilities	20-25
Irrigation improvements	20-30
Drainage improvements	30-65

Years
Grain facilities	20 - 25
Irrigation improvements	20 - 30
Drainage improvements	30 - 65